SCHEDULE OF RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Right-of-use Assets And Operating Liabilities
Right of use assets	$ 539,183	$ 4,188,215	$ 1,658,382
Operating lease liabilities current	155,057	1,204,436	1,746,317
Operating lease liabilities non current	394,390	3,063,509
Total operating lease liabilities	$ 549,447	$ 4,267,945	$ 1,746,317